Loan ID	19-1 Group	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
258706020	2	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Spoke to borrower advised of cure amount NOS said she is going to bank to make deposit stated she will make payment today in amount of 712.21  stated she will make a payment in 2 weeks and stated will make payment online. Advised of workout options borrower is not interested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
					04/01/2016